CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Real estate properties under development	$ 1,887,321,801	$ 1,714,575,052
Accounts payable and notes payable	471,175,849	351,505,821
Short-term bank loans and other debt	222,226,246	293,449,741
Customer deposits	64,451,511	107,163,398
Income tax payable	106,034,490	62,429,274
Deferred tax liabilities	57,692,275	91,202,159
Other payables and accrued liabilities	106,126,369	74,088,090
Payroll and welfare payable	22,966,053	18,456,857
Current portion of long-term bank loans and other debt	594,834,196	586,841,245
Long-term bank loans	13,859,800	52,296,127
Other long-term debt	910,007,958	576,204,491
Mandatorily redeemable non-controlling interests	$ 1,231,982	$ 2,451,381
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	142,802,936	147,019,802
Common stock, shares outstanding	142,802,936	147,019,802
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development	$ 321,477,961	$ 548,404,278
Accounts payable and notes payable	51,564,352	40,259,520
Short-term bank loans and other debt	0	65,370,159
Customer deposits	11,510,875	0
Income tax payable	9,011,064	517,631
Deferred tax liabilities	0	125,420
Other payables and accrued liabilities	9,884,086	5,769,652
Payroll and welfare payable	2,017,480	1,744,275
Current portion of long-term bank loans and other debt	122,890,230	208,789,155
Long-term bank loans	0	13,074,032
Other long-term debt	65,603,055	69,050,361
Mandatorily redeemable non-controlling interests	$ 615,991	$ 0